Sphere 500 Climate Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 95.9%
BASIC MATERIALS - 1.5%
Chemicals - 1.0%
Albemarle Corp.	20	$4,462
Celanese Corp.	17	1,969
CF Industries Holdings, Inc.	34	2,360
Dow, Inc.	124	6,604
DuPont de Nemours, Inc.	80	5,715
Ecolab, Inc.	44	8,215
FMC Corp.	21	2,191
International Flavors & Fragrances, Inc.	44	3,502
LyondellBasell Industries NV - ADR	45	4,132
Mosaic Co.	58	2,030
PPG Industries, Inc.	41	6,080
Sherwin-Williams Co.	41	10,886
		58,146
Iron/Steel - 0.2%
Nucor Corp.	43	7,051
Reliance Steel & Aluminum Co.	10	2,716
Steel Dynamics, Inc.	27	2,941
		12,708
Mining - 0.3%
Freeport-McMoRan, Inc.	250	10,000
Newmont Corp.	143	6,101
		16,101
TOTAL BASIC MATERIALS		86,955

COMMUNICATIONS - 14.3%
Advertising - 0.2%
Interpublic Group of Cos., Inc.	67	2,585
Omnicom Group, Inc.	34	3,235
Trade Desk, Inc. (a)	70	5,405
		11,225
Internet - 10.9%
Airbnb, Inc. (a)	45	5,767
Alphabet, Inc. (a)	1,793	215,754
Amazon.com, Inc. (a)	1,580	205,969
Booking Holdings, Inc. (a)	6	16,202
CDW Corp.	23	4,221
DoorDash, Inc. (a)	48	3,668
eBay, Inc.	93	4,156
Etsy, Inc. (a)	21	1,777
Expedia Group, Inc. (a)	24	2,625
Match Group, Inc. (a)	48	2,009
Meta Platforms, Inc. (a)	332	95,277
Netflix, Inc. (a)	77	33,918
Okta, Inc. (a)	25	1,734
Palo Alto Networks, Inc. (a)	53	13,542
Pinterest, Inc. (a)	90	2,461
Uber Technologies, Inc. (a)	355	15,325
VeriSign, Inc. (a)	18	4,067
		628,472
Media - 1.3%
Charter Communications, Inc. (a)	16	5,878
Comcast Corp.	724	30,082
FactSet Research Systems, Inc.	6	2,404
Liberty Media Corp.-Liberty Formula One (a)	31	2,334
Walt Disney Co. (a)	313	27,945
Warner Bros Discovery, Inc. (a)	388	4,866
		73,509
Telecommunications - 1.9%
Arista Networks, Inc. (a)	41	6,644
AT&T, Inc.	1,255	20,017
Cisco Systems, Inc.	716	37,046
Corning, Inc.	134	4,695
T-Mobile US, Inc. (a)	102	14,168
Verizon Communications, Inc.	739	27,483
		110,053
TOTAL COMMUNICATIONS		823,259

CONSUMER, CYCLICAL - 9.6%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	112	5,324
Southwest Airlines Co.	104	3,766
United Airlines Holdings, Inc. (a)	57	3,128
		12,218
Apparel - 0.4%
Deckers Outdoor Corp. (a)	4	2,111
NIKE, Inc.	172	18,984
		21,095
Auto Manufacturers - 2.7%
Cummins, Inc.	24	5,884
Ford Motor Co.	676	10,228
General Motors Co.	243	9,370
PACCAR, Inc.	90	7,528
Tesla, Inc. (a)	476	124,602
		157,612
Auto Parts&Equipment - 0.0%
Borgwarner, Inc.	40	1,956
Distribution/Wholesale - 0.4%
Copart, Inc. (a)	76	6,932
Fastenal Co.	100	5,899
LKQ Corp.	46	2,680
Pool Corp.	6	2,248
WW Grainger, Inc.	7	5,520
		23,279
Entertainment - 0.1%
DraftKings, Inc. (a)	75	1,993
Live Nation Entertainment, Inc. (a)	25	2,278
		4,271
Home Builders - 0.3%
DR Horton, Inc.	53	6,450
Lennar Corp.	40	5,012
PulteGroup, Inc.	38	2,952
		14,414
Leisure Time - 0.1%
Carnival Corp. - ADR (a)	176	3,314
Royal Caribbean Cruises Ltd. - ADR (a)	39	4,046
		7,360
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	45	6,550
Las Vegas Sands Corp. (a)	58	3,364
Marriott International, Inc.	42	7,715
MGM Resorts International	52	2,284
		19,913
Retail - 5.0%
AutoZone, Inc. (a)	3	7,480
Best Buy Co., Inc.	34	2,786
CarMax, Inc. (a)	27	2,260
Chipotle Mexican Grill, Inc. (a)	4	8,556
Costco Wholesale Corp.	77	41,455
Darden Restaurants, Inc.	21	3,509
Dollar General Corp.	38	6,452
Dollar Tree, Inc. (a)	36	5,166
Genuine Parts Co.	24	4,061
Home Depot, Inc.	176	54,673
Lowe's Cos., Inc.	103	23,247
Lululemon Athletica, Inc. (a)	19	7,191
McDonald's Corp.	128	38,196
O'Reilly Automotive, Inc. (a)	10	9,553
Ross Stores, Inc.	59	6,616
Starbucks Corp.	197	19,515
Target Corp.	80	10,552
TJX Cos., Inc.	201	17,043
Tractor Supply Co.	19	4,201
Ulta Beauty, Inc. (a)	8	3,765
Walgreens Boots Alliance, Inc.	125	3,561
Yum! Brands, Inc.	49	6,789
		286,627
TOTAL CONSUMER, CYCLICAL		548,745

CONSUMER, NON-CYCLICAL - 22.3%
Beverages - 1.9%
Brown-Forman Corp.	40	2,671
Coca-Cola Co.	685	41,251
Constellation Brands, Inc.	29	7,138
Keurig Dr Pepper, Inc.	168	5,253
Molson Coors Beverage Co.	31	2,041
Monster Beverage Corp. (a)	131	7,525
PepsiCo, Inc.	241	44,638
		110,517
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)	21	3,989
Amgen, Inc.	93	20,648
Biogen, Inc. (a)	25	7,121
BioMarin Pharmaceutical, Inc. (a)	32	2,774
Corteva, Inc.	124	7,105
Gilead Sciences, Inc.	219	16,878
Horizon Therapeutics PLC - ADR (a)	39	4,011
Illumina, Inc. (a)	27	5,062
Incyte Corp. (a)	32	1,992
Moderna, Inc. (a)	60	7,290
Regeneron Pharmaceuticals, Inc. (a)	17	12,215
Royalty Pharma PLC - ADR	67	2,060
Sarepta Therapeutics, Inc. (a)	15	1,718
Seagen, Inc. (a)	24	4,619
Vertex Pharmaceuticals, Inc. (a)	45	15,836
		113,318
Commercial Services - 2.0%
Automatic Data Processing, Inc.	72	15,825
Block, Inc. (a)	86	5,725
Cintas Corp.	15	7,456
CoStar Group, Inc. (a)	71	6,319
Equifax, Inc.	21	4,941
FleetCor Technologies, Inc. (a)	12	3,013
Gartner, Inc. (a)	13	4,554
Global Payments, Inc.	45	4,433
Moody's Corp.	30	10,432
PayPal Holdings, Inc. (a)	195	13,012
Quanta Services, Inc.	25	4,911
S&P Global, Inc.	56	22,450
TransUnion	33	2,585
United Rentals, Inc.	12	5,344
Verisk Analytics, Inc.	25	5,651
		116,651
Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	137	10,554
Estee Lauder Cos., Inc.	26	5,106
Procter & Gamble Co.	414	62,820
		78,480
Food - 1.1%
Conagra Brands, Inc.	83	2,799
General Mills, Inc.	103	7,900
Hershey Co.	18	4,495
J M Smucker Co.	18	2,658
Kellogg Co.	59	3,977
Kraft Heinz Co.	140	4,970
Kroger Co.	125	5,875
Lamb Weston Holdings, Inc.	25	2,874
McCormick & Co., Inc./MD	43	3,751
Mondelez International, Inc.	239	17,433
Sysco Corp.	88	6,530
		63,262
Healthcare-Products - 4.2%
Abbott Laboratories	303	33,033
Align Technology, Inc. (a)	12	4,244
Avantor, Inc. (a)	118	2,424
Baxter International, Inc.	88	4,009
Bio-Techne Corp.	27	2,204
Boston Scientific Corp. (a)	252	13,631
Cooper Cos., Inc.	8	3,067
Danaher Corp.	115	27,600
Edwards Lifesciences Corp. (a)	105	9,905
Exact Sciences Corp. (a)	31	2,911
GE HealthCare Technologies, Inc.	64	5,200
Hologic, Inc. (a)	42	3,401
IDEXX Laboratories, Inc. (a)	14	7,031
Insulet Corp. (a)	12	3,460
Intuitive Surgical, Inc. (a)	61	20,858
Medtronic PLC - ADR	233	20,527
PerkinElmer, Inc.	20	2,376
ResMed, Inc.	25	5,462
STERIS PLC - ADR	17	3,825
Stryker Corp.	59	18,000
Teleflex, Inc.	8	1,936
Thermo Fisher Scientific, Inc.	67	34,957
Waters Corp. (a)	10	2,665
West Pharmaceutical Services, Inc.	12	4,590
Zimmer Biomet Holdings, Inc.	36	5,242
		242,558
Healthcare-Services - 2.4%
Centene Corp. (a)	95	6,408
Elevance Health, Inc.	41	18,216
HCA Healthcare, Inc.	35	10,622
Humana, Inc.	21	9,390
IQVIA Holdings, Inc. (a)	32	7,193
Laboratory Corp. of America Holdings	15	3,620
Molina Healthcare, Inc. (a)	10	3,012
Quest Diagnostics, Inc.	19	2,671
UnitedHealth Group, Inc.	163	78,344
		139,476
Household Products/Wares - 0.3%
Avery Dennison Corp.	14	2,405
Church & Dwight Co., Inc.	42	4,210
Clorox Co.	21	3,340
Kimberly-Clark Corp.	59	8,145
		18,100
Pharmaceuticals - 7.0%
AbbVie, Inc.	309	41,632
AmerisourceBergen Corp.	29	5,580
Becton Dickinson & Co.	49	12,936
Bristol-Myers Squibb Co.	369	23,597
Cardinal Health, Inc.	44	4,161
Cigna Group/The	51	14,311
CVS Health Corp.	224	15,485
Dexcom, Inc. (a)	67	8,610
Eli Lilly & Co.	166	77,851
Johnson & Johnson	491	81,270
McKesson Corp.	23	9,828
Merck & Co., Inc.	445	51,348
Pfizer, Inc.	992	36,387
Viatris, Inc.	210	2,096
Zoetis, Inc.	81	13,949
		399,041
TOTAL CONSUMER, NON-CYCLICAL		1,281,403

ENERGY - 0.1%
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	23	3,852
First Solar, Inc. (a)	17	3,232
TOTAL ENERGY		7,084

FINANCIALS - 10.5%
Banks - 4.3%
Bank of America Corp.	1,396	40,051
Bank of New York Mellon Corp.	138	6,144
Citigroup, Inc.	332	15,285
Fifth Third Bancorp	119	3,119
First Citizens BancShares, Inc.	1	1,283
First Republic Bank (b)	26	–
Goldman Sachs Group, Inc.	53	17,095
Huntington Bancshares, Inc.	251	2,706
JPMorgan Chase & Co.	509	74,029
M&T Bank Corp.	29	3,589
Morgan Stanley	226	19,300
Northern Trust Corp.	36	2,669
PNC Financial Services Group, Inc.	69	8,691
Regions Financial Corp.	164	2,922
State Street Corp.	55	4,025
SVB Financial Group (a)	7	4
Truist Financial Corp.	233	7,072
US Bancorp	269	8,888
Wells Fargo & Co.	659	28,126
		244,998
Diversified Finan Serv - 4.0%
American Express Co.	103	17,943
Ameriprise Financial, Inc.	18	5,979
BlackRock, Inc.	24	16,587
Capital One Financial Corp.	64	7,000
Charles Schwab Corp.	254	14,397
CME Group, Inc.	63	11,673
Discover Financial Services	44	5,141
Intercontinental Exchange, Inc.	97	10,969
LPL Financial Holdings, Inc.	13	2,827
Mastercard, Inc.	163	64,108
Nasdaq, Inc.	59	2,941
Raymond James Financial, Inc.	33	3,424
Synchrony Financial	74	2,510
T Rowe Price Group, Inc.	38	4,257
Visa, Inc.	248	58,895
		228,651
Insurance - 1.9%
Aflac, Inc.	105	7,329
Allstate Corp.	45	4,907
American International Group, Inc.	127	7,308
Arthur J Gallagher & Co.	37	8,124
Brown & Brown, Inc.	38	2,616
Chubb Ltd. - ADR	69	13,287
Cincinnati Financial Corp.	25	2,433
Everest Re Group Ltd. - ADR	5	1,709
Hartford Financial Services Group, Inc.	54	3,889
Loews Corp.	32	1,900
Markel Corp. (a)	2	2,766
Marsh & McLennan Cos., Inc.	86	16,175
MetLife, Inc.	113	6,388
Principal Financial Group, Inc.	42	3,185
Progressive Corp.	102	13,502
Prudential Financial, Inc.	64	5,646
Travelers Cos., Inc.	40	6,946
W R Berkley Corp.	35	2,085
		110,195
Private Equity - 0.2%
Ares Management Corp.	27	2,601
Blackstone, Inc.	123	11,435
		14,036
Real Estate - 0.1%
CBRE Group, Inc. (a)	52	4,197
TOTAL FINANCIALS		602,077

INDUSTRIALS - 5.5%
Aerospace/Defense - 0.1%
Howmet Aerospace, Inc.	67	3,320
Building Materials - 0.6%
Builders FirstSource, Inc. (a)	22	2,992
Carrier Global Corp.	146	7,258
Johnson Controls International PLC - ADR	120	8,177
Martin Marietta Materials, Inc.	9	4,155
Masco Corp.	39	2,238
Trane Technologies PLC - ADR	39	7,459
Vulcan Materials Co.	23	5,185
		37,464
Electrical Compo&Equip - 0.3%
AMETEK, Inc.	40	6,475
Emerson Electric Co.	99	8,949
		15,424
Electronics - 0.5%
Agilent Technologies, Inc.	51	6,133
Fortive Corp.	62	4,636
Hubbell, Inc.	9	2,984
Jabil, Inc.	22	2,374
Mettler-Toledo International, Inc. (a)	3	3,935
Keysight Technologies, Inc. (a)	31	5,191
Trimble, Inc. (a)	43	2,276
		27,529
Engineering and Construction - 0.0%
AECOM	24	2,033
Environmental Control - 0.3%
Republic Services, Inc.	36	5,514
Waste Management, Inc.	71	12,313
		17,827
Hand/Machine Tools - 0.1%
Snap-on, Inc.	9	2,594
Stanley Black & Decker, Inc.	26	2,436
		5,030
Machinery-Constr&Mining - 0.4%
Caterpillar, Inc.	90	22,144
Machinery-Diversified - 0.9%
Deere & Co.	48	19,449
Dover Corp.	24	3,544
Graco, Inc.	29	2,504
IDEX Corp.	13	2,798
Ingersoll Rand, Inc.	70	4,575
Nordson Corp.	9	2,234
Otis Worldwide Corp.	72	6,409
Rockwell Automation, Inc.	20	6,589
Westinghouse Air Brake Technologies Corp.	31	3,400
Xylem, Inc.	29	3,266
		54,768
Miscellaneous Manufacturers - 0.8%
3M Co.	96	9,609
Carlisle Cos., Inc.	8	2,052
Eaton Corp. PLC - ADR	69	13,876
Illinois Tool Works, Inc.	48	12,008
Parker-Hannifin Corp.	22	8,581
		46,126
Packaging&Containers - 0.0%
Packaging Corp of America	15	1,982
Transportation - 1.5%
CSX Corp.	357	12,174
Expeditors International of Washington, Inc.	26	3,149
FedEx Corp.	40	9,916
JB Hunt Transport Services, Inc.	14	2,534
Norfolk Southern Corp.	39	8,844
Old Dominion Freight Line, Inc.	17	6,286
Union Pacific Corp.	107	21,894
United Parcel Service, Inc.	107	19,180
		83,977
TOTAL INDUSTRIALS		317,624

TECHNOLOGY - 32.0%
Computers - 10.4%
Amdocs Ltd. - ADR	21	2,076
Apple, Inc.	2,764	536,133
Cognizant Technology Solutions Corp.	89	5,810
Crowdstrike Holdings, Inc. (a)	36	5,287
EPAM Systems, Inc. (a)	9	2,023
Fortinet, Inc. (a)	116	8,768
Hewlett Packard Enterprise Co.	226	3,797
HP, Inc.	151	4,637
International Business Machines Corp.	159	21,276
NetApp, Inc.	37	2,827
Seagate Technology Holdings PLC - ADR	33	2,041
Western Digital Corp. (a)	55	2,086
Zscaler, Inc. (a)	15	2,195
		598,956
Office/Business Equip - 0.0%
Zebra Technologies Corp. (a)	8	2,367
Semiconductors - 8.1%
Advanced Micro Devices, Inc. (a)	281	32,009
Analog Devices, Inc.	87	16,948
Applied Materials, Inc.	147	21,247
Broadcom, Inc.	72	62,455
Entegris, Inc.	26	2,881
Intel Corp.	733	24,512
KLA Corp.	24	11,640
Lam Research Corp.	23	14,786
Lattice Semiconductor Corp. (a)	23	2,210
Marvell Technology, Inc.	150	8,967
Microchip Technology, Inc.	93	8,332
Micron Technology, Inc.	191	12,054
Monolithic Power Systems, Inc.	7	3,782
NVIDIA Corp.	417	176,399
ON Semiconductor Corp. (a)	75	7,093
QUALCOMM, Inc.	195	23,213
Skyworks Solutions, Inc.	27	2,989
Teradyne, Inc.	27	3,006
Texas Instruments, Inc.	159	28,623
		463,146
Software - 13.5%
Activision Blizzard, Inc. (a)	128	10,790
Adobe, Inc. (a)	80	39,119
Akamai Technologies, Inc. (a)	26	2,337
ANSYS, Inc. (a)	15	4,954
Atlassian Corp. (a)	15	2,517
Autodesk, Inc. (a)	37	7,571
Bentley Systems, Inc.	38	2,060
Bill.com Holdings, Inc. (a)	16	1,870
Broadridge Financial Solutions, Inc.	22	3,644
Cadence Design Systems, Inc. (a)	47	11,022
Cloudflare, Inc. (a)	44	2,876
Datadog, Inc. (a)	47	4,624
DocuSign, Inc. (a)	35	1,788
Dynatrace, Inc. (a)	38	1,956
Electronic Arts, Inc.	43	5,577
Fair Isaac Corp. (a)	4	3,237
Fidelity National Information Services, Inc.	103	5,634
Fiserv, Inc. (a)	107	13,498
HubSpot, Inc. (a)	8	4,257
Intuit, Inc.	47	21,535
Jack Henry & Associates, Inc.	12	2,008
Manhattan Associates, Inc. (a)	10	1,999
Microsoft Corp.	1,306	444,745
MongoDB, Inc. (a)	11	4,521
MSCI, Inc.	13	6,101
Oracle Corp.	272	32,392
Paychex, Inc.	56	6,265
Paycom Software, Inc.	8	2,570
PTC, Inc. (a)	19	2,704
ROBLOX Corp. (a)	74	2,982
Roper Technologies, Inc.	18	8,654
Salesforce, Inc. (a)	165	34,858
ServiceNow, Inc. (a)	35	19,669
Snowflake, Inc. (a)	49	8,623
Splunk, Inc. (a)	26	2,758
SS&C Technologies Holdings, Inc.	38	2,303
Synopsys, Inc. (a)	26	11,321
Take-Two Interactive Software, Inc. (a)	27	3,973
Twilio, Inc. (a)	28	1,781
Tyler Technologies, Inc. (a)	7	2,915
Veeva Systems, Inc. (a)	23	4,548
VMware, Inc. (a)	37	5,317
Workday, Inc. (a)	28	6,325
Zoom Video Communications, Inc. (a)	33	2,240
		772,438
TOTAL TECHNOLOGY		1,836,907

UTILITIES - 0.1%
Water - 0.1%
American Water Works Co., Inc.	34	4,853
Essential Utilities, Inc.	46	1,836
TOTAL UTILITIES		6,689
TOTAL COMMON STOCKS (Cost $5,020,710)		5,510,743

REITS - 2.8%
Alexandria Real Estate Equities, Inc.	30	3,405
American Tower Corp.	81	15,709
AvalonBay Communities, Inc.	24	4,542
Camden Property Trust	18	1,960
Crown Castle, Inc.	75	8,546
Digital Realty Trust, Inc.	51	5,807
Equinix, Inc.	16	12,543
Equity LifeStyle Properties, Inc.	32	2,140
Equity Residential	65	4,288
Essex Property Trust, Inc.	11	2,577
Extra Space Storage, Inc.	23	3,424
Gaming and Leisure Properties, Inc.	44	2,132
Healthpeak Properties, Inc.	95	1,909
Host Hotels & Resorts, Inc.	123	2,070
Invitation Homes, Inc.	107	3,681
Iron Mountain, Inc.	50	2,841
Kimco Realty Corp.	105	2,071
Life Storage, Inc.	14	1,861
Mid-America Apartment Communities, Inc.	20	3,037
Prologis, Inc.	162	19,866
Public Storage	27	7,881
Realty Income Corp.	118	7,055
Rexford Industrial Realty, Inc.	37	1,932
SBA Communications Corp.	18	4,172
Simon Property Group, Inc.	56	6,467
Sun Communities, Inc.	21	2,740
UDR, Inc.	57	2,449
Ventas, Inc.	70	3,309
VICI Properties, Inc.	176	5,532
Welltower, Inc.	87	7,037
Weyerhaeuser Co.	128	4,289
WP Carey, Inc.	37	2,500
TOTAL REITS (Cost $168,522)		159,772

Total Investments (Cost $5,189,232) - 98.7%		5,670,515
Other Assets in Excess of Liabilities- 1.3%		73,268
TOTAL NET ASSETS - 100.00%		$5,743,783

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.

Summary of Fair Value Measurements at June 30, 2023 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$86,955	$-	$-	$86,955
Communications	823,259	-	-	823,259
Consumer, Cyclical	548,745	-	-	548,745
Consumer, Non-cyclical	1,281,403	-	-	1,281,403
Energy	7,084	-	-	7,084
Financials	602,077	-	-	602,077
Industrials	317,624	-	-	317,624
Technology	1,836,907	-	-	1,836,907
Utilities	6,689			6,689
Total Common Stocks	5,510,743	-	-	5,510,743
REITs	159,772	-	-	159,772
Total Investments in Securities	$5,670,515	$-	$-	$5,670,515